INCOME TAXES	6 Months Ended
Jun. 30, 2018
INCOME TAXES
INCOME TAXES

6INCOME TAXES

Current income tax is the expected tax expense, payable or receivable on taxable income or loss for the period, using tax rates enacted or substantively enacted at reporting date, and any adjustment to tax payable or receivable in respect of previous years.

Income tax expense consisted of the following for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2018	2017	2018	2017

Current income taxes	296	196	162	89
Deferred income taxes	(38)	10	(23)	(24)

Income tax expense	258	206	139	65

Effective tax rate*	76.3%	185.6%	81.3%	-60.2%

* Effective tax rate for prior year comparatives has been recalculated based on restated profit / (loss) before tax, arising from classification of the Italy Joint Venture as a disposal group held for sale as of June 30, 2018.

The difference between the statutory tax rate in the Netherlands (25.0%) and the effective corporate income tax rate for the Group in the six and three-month periods ending June 30, 2018 (76.3% and 81.3%, respectively) was mainly driven by profitability in countries with a higher nominal rate and income tax losses, primarily within holding entities in the Netherlands, for which no deferred tax-asset has been recognized.

The difference between the statutory tax rate in the Netherlands (25.0%) and the effective corporate income tax rate for the Group in the six and three-month periods ending June 30, 2017 (185.6 and -60.2%, respectively) was primarily driven by non-deductible expenses in respect of impairment of joint ventures, reducing profit before tax by US$110, as well as the income tax losses arising from early debt redemption for which no deferred tax asset has been recognized, reducing profit before tax by US$124. If these expenses are not taken into account, the effective tax rate for the six and three-month periods ending June 30, 2017 would have been 59.5% and 50.8%, respectively, which was impacted by profitability in countries with a higher nominal tax rate (Uzbekistan, Bangladesh and Pakistan), other non-deductible expenses and other income tax losses for which no deferred tax asset has been recognized.